Income and expenses - Sales and marketing expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Sales and marketing expenses [Line Items]
Amortization and depreciation	€ (21,785)	€ (21,742)	€ (21,511)
Payroll expenses	(168,750)	(166,406)	(151,174)
Total	(61,591)	(61,620)	(57,822)
Sales and marketing expense
Sales and marketing expenses [Line Items]
Purchase of goods and services	(10,810)	(10,949)	(10,437)
Amortization and depreciation	(2,162)	(2,319)	(2,285)
Payroll expenses	(48,620)	(48,328)	(45,100)
Other		(24)
Total	€ (61,591)	€ (61,620)	€ (57,822)